Leases-Components of lease cost (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2020 JPY (¥)
Lease, Cost [Abstract]
Amortization of right-of-use assets	¥ 10,077
Interest on lease liabilities	1,266
Total finance lease cost	11,343
Operating lease cost	76,863
Short-term lease cost	20,620
Variable lease cost	141
Sublease income	(3,860)
Total lease cost	¥ 105,107